Income Taxes - Summary of the Company's Income tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current Federal income tax expense (benefit)	$ 17,000	$ 117,000	$ 17,000	$ 209,000	$ 191,115	$ 170,874	$ 182,034
Current State income tax expense (benefit)	12,000	20,000	30,000	38,000	33,326	27,020	32,559
Current Canadian income tax expense (benefit)	144,000	155,000	444,000	373,000	480,391	320,639	0
Current Income Tax Expense (Benefit), Total	173,000	292,000	491,000	620,000	704,832	518,533	214,593
Deferred Federal income tax expense (benefit)	68,000	(2,000)	192,000	(8,000)	(10,477)	(499,077)	(1,750,248)
Deferred State income tax expense (benefit)	1,000	(1,000)	4,000	(1,000)	(1,596)	(76,050)	(266,704)
Deferred Canadian income tax expense (benefit)	162,000	(1,339,000)	406,000	(1,518,000)	(3,288,615)	(498,191)	(8,916)
Deferred Income Tax Expense (Benefit), Total	231,000	(1,342,000)	602,000	(1,527,000)	(3,300,688)	(1,073,318)	(2,025,868)
Federal Income Tax Expense (benefit)	85,000	115,000	209,000	201,000	180,638	(328,203)	(1,568,214)
State income tax expense (benefit)	13,000	19,000	34,000	37,000	31,730	(49,030)	(234,145)
Canadian income tax expense (benefit)	306,000	(1,184,000)	850,000	(1,145,000)	(2,808,224)	(177,552)	(8,916)
Income tax expense (benefit), Total	$ 404,000	$ (1,050,000)	$ 1,093,000	$ (907,000)	$ (2,595,856)	$ (554,785)	$ (1,811,275)